The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—1.2%
Health Care—0.3%
1Life Healthcare, Inc. 3.000%, 6/15/25	$ 139	$ 135
Aerie Pharmaceuticals, Inc. 1.500%, 10/1/24	48	47
		182

Information Technology—0.9%
Avalara, Inc. 0.250%, 8/1/26	477	461
Total Convertible Bonds and Notes (Identified Cost $646)		643

Corporate Bonds and Notes—7.3%
Communication Services—1.8%
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	96	84
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	287	198
TEGNA, Inc.
4.625%, 3/15/28	206	190
5.000%, 9/15/29	107	99
Twitter, Inc.
144A 3.875%, 12/15/27(1)	350	328
144A 5.000%, 3/1/30(1)	89	85
WeWork Cos., LLC 144A 5.000%, 7/10/25(1)	8	5
		989

Consumer Discretionary—1.2%
Peninsula Pacific Entertainment LLC 144A 8.500%, 11/15/27(1)	214	230
Tenneco, Inc. 144A 5.125%, 4/15/29(1)	406	401
		631

Consumer Staples—0.2%
TreeHouse Foods, Inc. 4.000%, 9/1/28	140	112
Financials—0.8%
Nielsen Finance LLC
144A 5.625%, 10/1/28(1)	322	319
144A 5.875%, 10/1/30(1)	83	83
		402

Health Care—0.7%
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(1)	349	347
Industrials—0.1%
WeWork Cos., Inc. 144A 7.875%, 5/1/25(1)	91	63
	Par Value	Value

Information Technology—1.3%
HP, Inc. 144A 4.750%, 3/1/29(1)	$ 233	$ 234
MoneyGram International, Inc. 144A 5.375%, 8/1/26(1)	202	198
Switch Ltd.
144A 3.750%, 9/15/28(1)	281	280
144A 4.125%, 6/15/29(1)	2	2
		714

Materials—0.2%
Resolute Forest Products, Inc. 144A 4.875%, 3/1/26(1)	95	92
Real Estate—1.0%
iStar, Inc.
4.750%, 10/1/24	275	271
4.250%, 8/1/25	164	159
5.500%, 2/15/26	118	119
		549

Total Corporate Bonds and Notes (Identified Cost $4,126)		3,899

Leveraged Loans—0.4%
Media / Telecom - Diversified Media—0.1%
RentPath LLC Tranche B-1, First Lien 0.000%, 1/1/30(2)(3)(4)	15	—(5)
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 9.455%, 5/13/27(4)	70	60
		60

Service—0.3%
Watts Guerra LLP 8.000%, 10/7/23(2)	130	132
Total Leveraged Loans (Identified Cost $212)		192

	Shares
Preferred Stock—0.1%
Industrials—0.1%
Babcock & Wilcox Enterprises, Inc., 6.500%	1,856	44
Total Preferred Stock (Identified Cost $46)		44

Common Stocks—41.2%
Communication Services—4.0%
Activision Blizzard, Inc.	8,431	627
MGM Holdings, Inc. Class A(6)	1,792	7
Sciplay Corp. Class A(6)	2,850	33
Shaw Communications, Inc. Class B	7,965	194
TEGNA, Inc.(7)	27,089	560
Twitter, Inc.(6)	11,788	517
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares	Value

Communication Services—continued
Vodafone Group plc Sponsored ADR	16,500	$ 187
		2,125

Consumer Discretionary—1.1%
Cazoo Group Ltd.(6)	6,542	3
Sportsman’s Warehouse Holdings, Inc.(6)	3,323	28
Tenneco, Inc. Class A(6)	10,152	177
Terminix Global Holdings, Inc.(6)	9,672	370
		578

Consumer Staples—0.0%
TPCO Holding Corp.(6)	6,423	4
Energy—0.1%
Euronav N.V.	2,096	32
Financials—4.7%
Alleghany Corp.(6)	991	832
Cowen, Inc. Class A	2,211	85
First Horizon Corp.(7)	67,084	1,536
Flagstar Bancorp, Inc.	1,466	49
		2,502

Health Care—10.1%
1Life Healthcare, Inc.(6)	59,039	1,012
Aerie Pharmaceuticals, Inc.(6)	158	2
Biohaven Pharmaceutical Holding Co. Ltd.(6)	10,496	1,587
Change Healthcare, Inc.(6)	39,687	1,091
ChemoCentryx, Inc.(6)	1,544	80
Covetrus, Inc.(6)	525	11
Global Blood Therapeutics, Inc.(6)	4,652	317
Hanger, Inc.(6)	529	10
LHC Group, Inc.(6)	7,079	1,158
Signify Health, Inc. Class A(6)	5,303	155
		5,423

Industrials—4.0%
Atlas Air Worldwide Holdings, Inc.(6)	12,470	1,192
Microvast Holdings, Inc.(6)	9,000	16
Nielsen Holdings plc	17,716	491
XPO Logistics, Inc.(6)	10,500	468
		2,167

Information Technology—14.8%
Avalara, Inc.(6)	12,547	1,152
BTRS Holdings, Inc. Class 1(6)	19,463	180
Citrix Systems, Inc.	10,809	1,124
Computer Services, Inc.	3,261	182
Evo Payments, Inc. Class A(6)	15,925	530
MoneyGram International, Inc.(6)	30,022	312
Ping Identity Holding Corp.(6)	698	20
Rogers Corp.(6)(7)	4,401	1,065
Sierra Wireless, Inc.(6)	110	3
Silicon Motion Technology Corp. ADR	11,274	735
Switch, Inc. Class A(7)	26,397	889
Tower Semiconductor Ltd.(6)	5,020	221
VMware, Inc. Class A	9,016	960
	Shares	Value

Information Technology—continued
Zendesk, Inc.(6)	7,705	$ 586
		7,959

Materials—0.3%
Turquoise Hill Resources Ltd.(6)	5,207	154
Real Estate—2.1%
Bluerock Residential Growth REIT, Inc. Class A	5,731	153
STORE Capital Corp.	31,484	987
		1,140

Total Common Stocks (Identified Cost $23,360)		22,084

Rights—0.0%
Financials—0.0%
Shelter Acquisition Corp. I Sponsor Shares(2)(6)	718	—
Health Care—0.0%
Bristol Myers Squibb Co.(2)(6)	6,945	9
Total Rights (Identified Cost $—)		9

Warrants—0.0%
Communication Services—0.0%
Akazoo S.A.(2)(6)	2,642	—(5)
BuzzFeed, Inc.(6)	1,666	—(5)
		—

Consumer Discretionary—0.0%
Cazoo Group Ltd(6)	5,415	—(5)
CEC Brands LLC(2)(6)	2,163	7
Enjoy Technology, Inc.(6)	193	—(5)
Grove Collaborative Holdings(6)	1,063	—(5)
		7

Consumer Staples—0.0%
Whole Earth Brands, Inc.(6)	7,310	1
Financials—0.0%
26 Capital Acquisition Corp.(6)	900	1
Accelerate Acquisition Corp.(6)	3,000	—(5)
Arrowroot Acquisition Corp.(6)	6,162	—(5)
Austerlitz Acquisition Corp. I(6)	189	—(5)
Avanti Acquisition Corp.(6)	1,800	—(5)
CF Acquisition Corp. VIII(6)	757	—(5)
Colonnade Acquisition Corp. II(6)	200	—(5)
Compute Health Acquisition Corp. Class A(6)	1,422	—(5)
COVA Acquisition Corp. Class A(6)	1,150	—(5)
Deep Lake Capital Acquisition Corp.(6)	2,380	—(5)
Fortress Capital Acquisition Corp.(6)	983	—(5)
Frazier Lifesciences Acquisition Corp.(6)	633	1
G Squared Ascend I, Inc.(6)	842	—(5)
GCM Grosvenor, Inc. Class A(6)	1,355	1
Goal Acquisitions Corp.(6)	8,032	1

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares	Value

Financials—continued
Golden Falcon Acquisition Corp.(6)	2,479	$ —(5)
Healthcare Services Acquisition Corp.(6)	3,215	—(5)
InterPrivate II Acquisition Corp. Class A(6)	179	—(5)
Jack Creek Investment Corp. Class A(6)	750	—(5)
KKR Acquisition Holdings I Corp. Class A(6)	1,461	—(5)
KL Acquisition Corp.(6)	4,297	—(5)
KludeIn I Acquisition Corp.(6)	1,500	—(5)
Longview Acquisition Corp. II(6)	1,261	—(5)
Marlin Technology Corp.(6)	3,139	—(5)
Moneylion, Inc.(6)	11,485	2
Pathfinder Acquisition Corp.(6)	1,062	—(5)
Pioneer Merger Corp.(6)	3,454	—(5)
Pontem Corp.(6)	2,248	—(5)
Prospector Capital Corp.(6)	2,213	—(5)
RMG Acquisition Corp. III(6)	1,196	—(5)
Rocket Internet Growth Opportunities Corp. Class A(6)	1,254	—(5)
Screaming Eagle Acquisition Corp. Class A(6)	3,209	1
Senior Connect Acquisition Corp. I(6)	2,283	—(5)
Slam Corp. Class A(6)	1,300	—(5)
Supernova Partners Acquisition Co. III Ltd(6)	1,493	—(5)
Thunder Bridge Capital Partners III, Inc.(6)	1,095	—(5)
Tishman Speyer Innovation Corp. II(6)	1,028	—(5)
VectoIQ Acquisition Corp. II(6)	1,342	—(5)
		7

Health Care—0.0%
Biote Corp.(6)	1,190	—(5)
Pear Therapeutics, Inc.(6)	100	—(5)
Quantum-Si, Inc.(6)	7,060	4
Talkspace, Inc.(6)	17,327	5
		9

Industrials—0.0%
Amprius Technologies, Inc.(6)	4,149	2
Berkshire Grey, Inc.(6)	1,255	—(5)
		2

Information Technology—0.0%
Embark Technology, Inc.(6)	66	—(5)
Materials—0.0%
Ginkgo Bioworks Holdings, Inc.(6)	40	—(5)
Total Warrants (Identified Cost $237)		26

	Shares/Units
Special Purpose Acquisition Companies—26.4%
10X Capital Venture Acquisition Corp. II Class A(6)	5,567	56
10X Capital Venture Acquisition Corp. III Class A(6)	5,378	54
26 Capital Acquisition Corp. Class A(6)	7,188	71
5:01 Acquisition Corp. Class A(6)	1,885	19
7GC & Co. Holdings, Inc. Class A(6)	5,614	56
Accelerate Acquisition Corp. Class A(6)	9,000	88
Achari Ventures Holdings Corp. I(6)	5,037	51
Adit EdTech Acquisition Corp.(6)	3,540	35
Aequi Acquisition Corp. Class A(6)	3,095	31
African Gold Acquisition Corp. Class A(6)	8,709	86
AfterNext HealthTech Acquisition Corp. Class A(6)	6,731	66
	Shares/Units	Value
Agba Acquisition Ltd.(6)	632	$ 7
Agile Growth Corp. Class A(6)	4,544	45
Alpha Partners Technology Merger Corp. Class A(6)	5,646	55
ALSP Orchid Acquisition Corp. I Class A(6)	5,468	55
AltEnergy Acquisition Corp.(6)	1,600	16
Altimar Acquisition Corp. III(6)	2,313	23
Altimeter Growth Corp. 2 Class A (6)	5,427	54
Andretti Acquisition Corp. Class A(6)	1,802	18
Anzu Special Acquisition Corp. I(6)	200	2
Anzu Special Acquisition Corp. I Class A(6)	5,592	55
Apollo Strategic Growth Capital II Class A(6)	9,105	90
APx Acquisition Corp. I(6)	1,783	18
Ares Acquisition Corp.(6)	1,950	19
Ares Acquisition Corp. Class A(6)	10,845	108
Argus Capital Corp. Class A(6)	18	—(5)
Arrowroot Acquisition Corp. Class A(6)	7,864	77
Artemis Strategic Investment Corp. Class A(6)	5,481	55
ARYA Sciences Acquisition Corp. IV Class A(6)	3,795	38
ARYA Sciences Acquisition Corp. V Class A(6)	3,093	30
Ascendant Digital Acquisition Corp. III Class A(6)	5,029	51
Astrea Acquisition Corp. Class A(6)	4,267	42
Athena Consumer Acquisition Corp.(6)	1,071	11
Athlon Acquisition Corp. Class A(6)	5,562	55
Atlantic Coastal Acquisition Corp. Class A(6)	4,181	41
Atlas Crest Investment Corp. II(6)	1,450	14
Atlas Crest Investment Corp. II Class A(6)	5,410	53
Ault Disruptive Technologies Corp.(6)	1,619	16
Aurora Acquisition Corp. Class A(6)	2,413	24
Authentic Equity Acquisition Corp.(6)	400	4
Authentic Equity Acquisition Corp. Class A(6)	2,991	30
Avanti Acquisition Corp. Class A(6)	8,716	87
Avista Public Acquisition Corp. II Class A(6)	5,451	56
AxonPrime Infrastructure Acquisition Corp. Class A(6)	3	—(5)
Belong Acquisition Corp. Class A(6)	716	7
Big Sky Growth Partners, Inc. Class A(6)	619	6
Bilander Acquisition Corp. Class A(6)	5,641	55
Biotech Acquisition Co. Class A(6)	5,539	55
Blue Whale Acquisition Corp. I Class A(6)	3,504	34
BlueRiver Acquisition Corp.(6)	150	1
BOA Acquisition Corp. Class A(6)	5,266	52
Brigade-M3 European Acquisition Corp.(6)	3,199	32
Broadscale Acquisition Corp. Class A(6)	11,148	110
Build Acquisition Corp.(6)	1,053	10
BYTE Acquisition Corp. Class A(6)	1,111	11
Carney Technology Acquisition Corp. II Class A(6)	294	3
Cartesian Growth Corp. Class A(6)	1,430	14
Cartesian Growth Corp. II(6)	2,621	26
Catalyst Partners Acquisition Corp. Class A(6)	5,630	56
Catcha Investment Corp. Class A(6)	2,219	22
CC Neuberger Principal Holdings III(6)	1,500	15
CC Neuberger Principal Holdings III Class A(6)(8)	5,432	54
CF Acquisition Corp. IV Class A(6)	5,436	54
Chain Bridge I Class A(6)	1,309	13
Churchill Capital Corp. V Class A(6)	1,825	18
Churchill Capital Corp. VII Class A(6)	11,792	116
CIIG Capital Partners II, Inc.(6)	4,645	46
Class Acceleration Corp.(6)	150	1
Class Acceleration Corp. Class A(6)	3,136	31
Climate Real Impact Solutions II Acquisition Corp.(6)	68	1
Climate Real Impact Solutions II Acquisition Corp. Class A(6)	6,007	59
Colicity, Inc.(6)	5,272	52
Colonnade Acquisition Corp. II Class A(6)	5,443	54
Compute Health Acquisition Corp. Class A(6)	5,688	56

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares/Units	Value
Concord Acquisition Corp. Class A(6)	14,272	$ 143
Concord Acquisition Corp. II Class A(6)	8,465	82
Concord Acquisition Corp. III Class A(6)	5,428	54
Conx Corp. Class A(6)(7)	8,816	88
Conyers Park III Acquisition Corp. Class A(6)	5,588	54
Corazon Capital V838 Monoceros Corp. Class A(6)	5,834	58
Corner Growth Acquisition Corp.(6)	2,686	27
COVA Acquisition Corp. Class A(6)	2,300	23
Crown PropTech Acquisitions Class A(6)	5,549	55
Crucible Acquisition Corp. Class A(6)	6,734	67
D & Z Media Acquisition Corp.(6)	2,350	23
D & Z Media Acquisition Corp. Class A(6)	468	5
DA32 Life Science Tech Acquisition Corp. Class A(6)	1,996	19
Decarbonization Plus Acquisition Corp. IV Class A(6)	7,576	76
Deep Lake Capital Acquisition Corp. Class A(6)	4,760	47
DHC Acquisition Corp. Class A(6)	5,600	55
DiamondHead Holdings Corp. Class A(6)	10,709	106
Digital Transformation Opportunities Corp. Class A(6)	5,636	55
dMY Technology Group, Inc. VI(6)	2	—(5)
Dragoneer Growth Opportunities Corp. III Class A(6)	5,561	54
Elliott Opportunity II Corp.(6)	1,118	11
Elliott Opportunity II Corp. Class A(6)	5,998	59
Enterprise 4.0 Technology Acquisition Corp.(6)	1,694	17
ESGEN Acquisition Corp.(6)	1,873	19
ESM Acquisition Corp.(6)	933	9
Eucrates Biomedical Acquisition Corp.(6)	13	—(5)
EVe Mobility Acquisition Corp. Class A(6)	2,743	28
ExcelFin Acquisition Corp.(6)	1,606	16
ExcelFin Acquisition Corp. Class A(6)	5,609	56
Far Peak Acquisition Corp. Class A(6)	5,512	55
Fat Projects Acquisition Corp.(6)	5,467	54
Fifth Wall Acquisition Corp. III Class A(6)	5,552	55
Figure Acquisition Corp. I Class A(6)	1,894	19
FinServ Acquisition Corp. II(6)	1,229	12
FinServ Acquisition Corp. II Class A(6)	1,948	19
Fintech Acquisition Corp. V Class A(6)	5,422	54
FinTech Acquisition Corp. VI(6)	2,838	28
FinTech Acquisition Corp. VI Class A(6)	4,078	41
Fintech Evolution Acquisition Group(6)	5,096	50
Fintech Evolution Acquisition Group Class A(6)	142	1
Flame Acquisition Corp. Class A(6)	1,413	14
Focus Impact Acquisition Corp. Class A(6)	3,295	33
Fortistar Sustainable Solutions Corp. Class A(6)	5,601	55
Fortress Capital Acquisition Corp. Class A(6)	4,915	49
Fortress Value Acquisition Corp. III(6)	1,065	11
Fortress Value Acquisition Corp. III Class A(6)	5,586	55
Fortress Value Acquisition Corp. IV Class A(6)	5,570	55
Forum Merger IV Corp. Class A(6)	3,827	38
Frazier Lifesciences Acquisition Corp.(6)	1	—(5)
Frazier Lifesciences Acquisition Corp. Class A(6)	1,899	19
FTAC Athena Acquisition Corp. Class A(6)	6,788	67
FTAC Emerald Acquisition Corp.(6)	5,286	52
FTAC Hera Acquisition Corp.(6)	2,134	21
FTAC Hera Acquisition Corp. Class A(6)	2,323	23
FTAC Parnassus Acquisition Corp. Class A(6)	5,564	55
FTAC Zeus Acquisition Corp.(6)	1,059	10
Fusion Acquisition Corp. II(6)	3,000	29
G Squared Ascend I, Inc. Class A(6)	10,152	101
G Squared Ascend II, Inc.(6)	2,391	24
Gesher I Acquisition Corp.(6)	1,707	17
Glass Houses Acquisition Corp.(6)	713	7
Glenfarne Merger Corp. Class A(6)	5,474	54
Global Partner Acquisition Corp. II Class A(6)	935	9
Goal Acquisitions Corp.(6)	8,597	85
	Shares/Units	Value
Golden Falcon Acquisition Corp. Class A(6)	4,958	$ 49
Gores Holdings IX, Inc. Class A(6)	3,371	33
Gores Holdings VII, Inc. Class A(6)	10,762	106
Gores Holdings VIII, Inc. Class A (6)	75	1
Gores Technology Partners II, Inc. Class A(6)	9,116	90
Gores Technology Partners, Inc. Class A(6)	8,434	83
Graf Acquisition Corp. IV(6)	3,041	30
Green Visor Financial Technology Acquisition Corp. I Class A(6)	5,412	55
Group Nine Acquisition Corp. Class A(6)	5,568	55
Hamilton Lane Alliance Holdings I, Inc. Class A(6)	2,295	23
Health Assurance Acquisition Corp. Class A(6)	5,883	59
Healthcare Services Acquisition Corp. Class A(6)	6,430	64
Hennessy Capital Investment Corp. V(6)	100	1
Hennessy Capital Investment Corp. V Class A(6)	5,453	54
Hennessy Capital Investment Corp. VI Class A(6)	5,700	56
HH&L Acquisition Co. Class A(6)	3,723	37
Highland Transcend Partners I Corp. Class A(6)	50,169	500
Home Plate Acquisition Corp. Class A(6)	4,147	41
Horizon Acquisition Corp. II Class A(6)	5,983	60
Hudson Executive Investment Corp. II(6)	200	2
Hudson Executive Investment Corp. II(6)	2,827	28
Hudson Executive Investment Corp. III Class A(6)	5,469	54
Independence Holdings Corp.(6)	1,500	15
Independence Holdings Corp. Class A(6)(8)	5,614	56
Infinite Acquisition Corp.(6)	1,324	13
INSU Acquisition Corp. III Class A(6)	5,558	55
InterPrivate II Acquisition Corp.(6)	2	—(5)
InterPrivate II Acquisition Corp. Class A(6)	4,980	49
InterPrivate III Financial Partners, Inc. Class A(6)	895	9
InterPrivate IV InfraTech Partners, Inc.(6)	231	2
InterPrivate IV InfraTech Partners, Inc. Class A(6)	2,681	26
ION Acquisition Corp. 3 Ltd. Class A(6)	6,032	60
Iris Acquisition Corp.(6)	2,236	22
Iris Acquisition Corp.(6)	3,142	31
Jack Creek Investment Corp. Class A(6)	5,316	53
Jatt Acquisition Corp. Class A(6)	3,011	30
Jaws Hurricane Acquisition Corp. Class A(6)	5,394	53
Jaws Juggernaut Acquisition Corp.(6)	4,066	40
Jaws Juggernaut Acquisition Corp. Class A(6)	1,674	16
Jaws Mustang Acquisition Corp.(6)	600	6
Jaws Mustang Acquisition Corp. Class A(6)	14,196	141
JOFF Fintech Acquisition Corp. Class A(6)	3,144	31
Juniper II Corp.(6)	2,490	25
Juniper II Corp. Class A(6)	3,189	32
Kairos Acquisition Corp. Class A(6)	1,868	19
Kensington Capital Acquisition Corp. V Class A(6)	5,800	58
Khosla Ventures Acquisition Co. Class A(6)	5,659	55
Khosla Ventures Acquisition Co. III Class A(6)	5,273	52
Kismet Acquisition Three Corp.(6)	1	—(5)
Kismet Acquisition Three Corp. Class A(6)	6,044	60
KKR Acquisition Holdings I Corp. Class A(6)	8,254	81
KL Acquisition Corp. Class A(6)	12,891	128
L Catterton Asia Acquisition Corp. Class A(6)	6,915	69
Landcadia Holdings IV, Inc. Class A(6)	5,988	59
LAVA Medtech Acquisition Corp. Class A(6)	4,040	41
Lazard Growth Acquisition Corp. I(6)	11,547	115
LDH Growth Corp. I Class A(6)	5,903	58
Lead Edge Growth Opportunities Ltd. Class A(6)	4,520	45
Leo Holdings Corp. II Class A(6)	4,684	47
Lerer Hippeau Acquisition Corp. Class A(6)	5,616	55
Liberty Media Acquisition Corp. Class A(6)	7,669	76
Live Oak Crestview Climate Acquisition Corp.(6)	5,937	58
Live Oak Mobility Acquisition Corp. Class A(6)	2,647	26

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares/Units	Value
Logistics Innovation Technologies Corp. Class A(6)	8,341	$ 81
Longview Acquisition Corp. II Class A(6)	6,305	62
M3-Brigade Acquisition II Corp. Class A(6)	5,922	58
Macondray Capital Acquisition Corp. I(6)	2,600	26
Macondray Capital Acquisition Corp. I Class A(6)	5,582	56
Magnum Opus Acquisition Ltd. Class A(6)	5,909	59
Marlin Technology Corp. Class A(6)	9,417	94
Mason Industrial Technology, Inc.(6)	2,774	27
MDH Acquisition Corp. Class A(6)	7,544	74
MedTech Acquisition Corp. Class A(6)	4,429	44
Motive Capital Corp. II(6)	3,201	32
Motive Capital Corp. II Class A(6)	2,352	23
Mount Rainier Acquisition Corp.(6)	5,251	53
MSD Acquisition Corp. Class A(6)	5,543	55
Music Acquisition Corp. (The)(6)	2,750	27
New Vista Acquisition Corp. Class A(6)	1,051	10
Newbury Street Acquisition Corp.(6)	838	8
Newcourt Acquisition Corp.(6)	2,194	22
Newcourt Acquisition Corp. Class A(6)	1,034	10
NewHold Investment Corp. II Class A(6)	3,599	35
Noble Rock Acquisition Corp.(6)	300	3
North Atlantic Acquisition Corp. Class A(6)	8,240	82
North Mountain Merger Corp. Class A(6)	2,783	28
Northern Genesis Acquisition Corp. III Class A(6)	6,025	59
Northern Star Investment Corp. II Class A(6)	5,650	56
Northern Star Investment Corp. III Class A(6)	1,780	18
Omega Alpha SPAC Class A(6)	2,677	27
Onyx Acquisition Co. I Class A(6)	2,718	28
Pathfinder Acquisition Corp. Class A(6)	5,310	53
Patria Latin American Opportunity Acquisition Corp.(6)	423	4
PepperLime Health Acquisition Corp. Class A(6)	625	6
Peridot Acquisition Corp. II(6)	2,500	25
Peridot Acquisition Corp. II Class A(6)	6,038	60
Phoenix Biotech Acquisition Corp.(6)	1,719	17
Phoenix Biotech Acquisition Corp. Class A(6)	5,480	55
Pioneer Merger Corp. Class A(6)	10,362	103
Pivotal Investment Corp. III(6)	852	8
Pivotal Investment Corp. III Class A(6)	8,301	82
Plum Acquisition Corp. I Class A(6)	2,113	21
Pono Capital Corp. Class A(6)	2,688	27
Pontem Corp. Class A(6)	6,744	67
Portage Fintech Acquisition Corp. Class A(6)	2,114	21
Post Holdings Partnering Corp. Class A(6)	8,951	87
Primavera Capital Acquisition Corp. Class A(6)	5,473	54
Progress Acquisition Corp.(6)	65	1
Project Energy Reimagined Acquisition Corp.(6)	2,089	21
PROOF Acquisition Corp. I(6)	4,240	42
Property Solutions Acquisition Corp. II(6)	1,847	18
PropTech Investment Corp. II Class A(6)	586	6
Prospector Capital Corp. Class A(6)	6,639	66
Pyrophyte Acquisition Corp.(6)	2,132	22
Pyrophyte Acquisition Corp. Class A(6)	5,493	56
Recharge Acquisition Corp. Class A(6)	9,233	93
Revolution Healthcare Acquisition Corp. Class A(6)	11,543	113
RMG Acquisition Corp. III Class A(6)	11,557	115
ROC Energy Acquisition Corp.(6)	5,471	55
Rocket Internet Growth Opportunities Corp. Class A(6)	5,604	56
Ross Acquisition Corp. II(6)	153	2
Ross Acquisition Corp. II Class A(6)	5,518	55
RXR Acquisition Corp. Class A(6)	5,670	56
ScION Tech Growth II(6)	1,250	12
ScION Tech Growth II Class A(6)	2,767	27
Screaming Eagle Acquisition Corp. Class A(6)	9,627	93
Seaport Calibre Materials Acquisition Corp.(6)	2,581	26
	Shares/Units	Value
Semper Paratus Acquisition Corp.(6)	2,138	$ 22
Semper Paratus Acquisition Corp. Class A(6)	2,389	24
Senior Connect Acquisition Corp. I Class A(6)	8,234	82
Shelter Acquisition Corp. I(6)	5,172	51
ShoulderUp Technology Acquisition Corp. Class A(6)	2,402	24
SILVERspac, Inc. Class A(6)	5,507	54
Simon Property Group Acquisition Holdings, Inc.(6)	5,267	52
Simon Property Group Acquisition Holdings, Inc. Class A(6)	8,911	88
Sizzle Acquisition Corp.(6)	5,451	55
Slam Corp. Class A(6)	6,768	67
Soar Technology Acquisition Corp.(6)	1,164	12
Soar Technology Acquisition Corp. Class A(6)	87	1
Social Capital Hedosophia Holdings Corp. IV Class A(6)	10,944	110
Social Capital Hedosophia Holdings Corp. VI Class A(6)	19,044	190
Social Capital Suvretta Holdings Corp. IV Class A(6)	5,569	55
Social Leverage Acquisition Corp. I Class A(6)	5,711	56
Sound Point Acquisition Corp. I Ltd.(6)	527	5
Sound Point Acquisition Corp. I Ltd. Class A(6)	2,634	27
Sports Ventures Acquisition Corp. Class A(6)	3,474	35
SportsTek Acquisition Corp. Class A(6)	841	8
Supernova Partners Acquisition Co. III Ltd. Class A(6)	13,459	133
Sustainable Development Acquisition I Corp.(6)	300	3
Sustainable Development Acquisition I Corp. Class A(6)	2,028	20
SVF Investment Corp.(6)	1,779	18
SVF Investment Corp. Class A(6)	11,106	111
SVF Investment Corp. 2 Class A(6)	5,559	55
Tailwind International Acquisition Corp. Class A(6)	10,893	108
Target Global Acquisition I Corp.(6)	4,800	48
TCV Acquisition Corp. Class A(6)	8,249	81
Thrive Acquisition Corp. Class A(6)	4,156	42
Thunder Bridge Capital Partners III, Inc. Class A(6)	5,475	54
Tio Tech A Class A(6)	2,516	25
Tishman Speyer Innovation Corp. II Class A(6)	5,140	51
TLGY Acquisition Corp. Class A(6)	4,264	43
TortoiseEcofin Acquisition Corp. III Class A(6)	8,454	83
TPG Pace Beneficial Finance Corp. Class A(6)	27	—(5)
TPG Pace Beneficial II Corp. Class A(6)	1,128	11
Twelve Seas Investment Co. II(6)	587	6
Twelve Seas Investment Co. II Class A(6)	5,471	54
Valuence Merger Corp. I(6)	249	3
VectoIQ Acquisition Corp. II Class A(6)	6,710	66
Vector Acquisition Corp. II Class A(6)	7,536	75
Viscogliosi Brothers Acquisition Corp.(6)	1,606	16
VPC Impact Acquisition Holdings II Class A(6)	5,477	54
Vy Global Growth Class A(6)	8,099	81
Warburg Pincus Capital Corp. I Class A(6)	6,684	66
Warburg Pincus Capital Corp. I Class B(6)	5,489	54
Williams Rowland Acquisition Corp.(6)	2,901	29
Zimmer Energy Transition Acquisition Corp. Class A(6)	3,488	34
Z-Work Acquisition Corp. Class A(6)	4,054	40
Total Special Purpose Acquisition Companies (Identified Cost $14,075)		14,115

	Shares
Purchased Options—0.2%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $46)		112

Private Investments in Public Equity—0.0%
MarketWise, Inc.(6)	565	1

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares	Value

Total Private Investments in Public Equity (Identified Cost $6)		1

Escrow Notes—2.2%
Financials—0.0%
Pershing Square Escrow(2)(6)	7,392	$ 2
Industrials—0.0%
AMR Corp. Escrow Shares(2)(6)	7,668	—(5)
Information Technology—2.2%
Altaba, Inc. Escrow(6)	312,958	1,189
Total Escrow Notes (Identified Cost $808)		1,191

Total Long-Term Investments—79.0% (Identified Cost $43,562)		42,316

Short-Term Investments—18.8%
Money Market Mutual Funds—18.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.758%)(9)	2,450,000	2,450
Federated Hermes Government Obligations Fund - Institutional Shares (seven-day effective yield 2.810%)(9)	270,015	270
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 2.901%)(9)	2,450,000	2,450
Invesco Government & Agency Portfolio - Institutional Shares (seven-day effective yield 2.883%)(9)	2,450,000	2,450
Morgan Stanley Liquidity Fund Government Portfolio - Institutional Shares (seven-day effective yield 2.800%)(9)	2,450,000	2,450
Total Short-Term Investments (Identified Cost $10,070)		10,070

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(9)(10)	73,679	74
Total Securities Lending Collateral (Identified Cost $74)		74

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—97.9% (Identified Cost $53,706)		52,460

Securities Sold Short—(0.9)%
Common Stocks—(0.9)%
Energy—(0.2)%
Frontline Ltd.	(7,758)	(85)
Financials—(0.4)%
Aon plc Class A	(664)	(178)
	Shares	Value

Financials—continued
New York Community Bancorp, Inc.	(5,885)	$ (50)
		(228)

Information Technology—(0.3)%
Broadcom, Inc.	(48)	(21)
MaxLinear, Inc.(6)	(4,374)	(143)
		(164)

Total Common Stocks (Identified Proceeds $(576))		(477)

Total Securities Sold Short (Identified Proceeds $(576))		(477)

Written Options—(0.1)%
(See open written options schedule)
Total Written Options (Premiums Received $210)		(82)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—96.9% (Identified Cost $52,920)		$51,901
Other assets and liabilities, net—3.1%		1,667
NET ASSETS—100.0%		$53,568

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LLP	Limited Liability Partnership
OBFR	Overnight Bank Funding Rate
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $2,949 or 5.5% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)	Variable rate security. Rate disclosed is as of September 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Amount is less than $500.
(6)	Non-income producing.

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
(7)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts. The value of securities segregated as collateral is $3,033.
(8)	All or a portion of security is on loan.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America--Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar
Country Weightings†
United States	79%
Cayman Islands	14
Virgin Islands (British)	3
Taiwan	1
United Kingdom	1
Canada	1
Israel	1
Total	100%
†% of total investments, net of securities sold short and written options, as of September 30, 2022.

Open purchased options contracts as of September 30, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
iShares iBoxx High Yield Corporate Bond ETF	17	$122	$72.00	10/21/22	$3
iShares iBoxx High Yield Corporate Bond ETF	43	322	75.00	10/21/22	17
SPDR S&P 500® ETF Trust	34	1,275	375.00	10/21/22	65
Vodafone Group plc	165	182	11.00	10/21/22	6
XPO Logistics, Inc.	105	420	40.00	11/18/22	21
Total Purchased Options					$112
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Open written options contracts as of September 30, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
1Life Healthcare, Inc.	(187)	$(327)	$17.50	11/18/22	$(2)
Activision Blizzard, Inc.	(38)	(304)	80.00	10/21/22	(—)(3)
Avalara, Inc.	(2)	(20)	100.00	11/18/22	(—)(3)
Avalara, Inc.	(2)	(19)	95.00	01/20/23	(—)(3)
BTRS Holdings, Inc.	(7)	(7)	10.00	10/21/22	(—)(3)
Dufry AG	(33)	(132)	40.00	03/17/23	(2)
Global Blood Therapeutics, Inc.	(41)	(287)	70.00	12/16/22	(1)
Ping Identity Holding Corp.	(2)	(6)	30.00	11/18/22	(—)(3)
Signify Health, Inc.	(14)	(42)	30.00	10/21/22	(—)(3)
Signify Health, Inc.	(42)	(126)	30.00	11/18/22	(1)
SPDR S&P 500® ETF Trust	(3)	(120)	400.00	10/21/22	(—)(3)
SPDR S&P 500® ETF Trust	(11)	(445)	405.00	10/21/22	(—)(3)
STORE Capital Corp.	(27)	(88)	32.50	10/21/22	(—)(3)
STORE Capital Corp.	(20)	(65)	32.50	11/18/22	(—)(3)
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Open written options contracts as of September 30, 2022 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
STORE Capital Corp.	(2)	$(7)	$35.00	11/18/22	$—(4)
STORE Capital Corp.	(11)	(36)	32.50	01/20/23	(—)(3)
Vodafone Group plc	(165)	(198)	12.00	10/21/22	(4)
XPO Logistics, Inc.	(46)	(207)	45.00	11/18/22	(18)
XPO Logistics, Inc.	(59)	(280)	47.50	11/18/22	(17)
Zendesk, Inc.	(45)	(338)	75.00	10/21/22	(9)
Zendesk, Inc.	(1)	(8)	80.00	10/21/22	—(4)
					(54)
Put Options(2)
iShares iBoxx High Yield Corporate Bond ETF	(43)	(301)	70.00	10/21/22	(4)
iShares iBoxx High Yield Corporate Bond ETF	(17)	(114)	67.00	10/21/22	(—)(3)
SPDR S&P 500® ETF Trust	(23)	(828)	360.00	10/21/22	(24)
					(28)
Total Written Options					$(82)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500.
(4) Includes internally fair valued securities currently priced at zero ($0).

Forward foreign currency exchange contracts as of September 30, 2022 were as follows :
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	153	USD	99	GS	10/28/22	$—	$(1)
AUD	48	USD	31	GS	11/15/22	—	— (1)
EUR	102	USD	110	GS	10/13/22	—	(10)
EUR	10	USD	10	JPM	10/26/22	—	— (1)
EUR	103	USD	111	GS	11/23/22	—	(10)
EUR	47	USD	46	GS	12/15/22	—(1)	—
GBP	884	USD	1,002	GS	10/07/22	—	(15)
GBP	31	USD	36	JPM	10/25/22	—	(2)
USD	331	GBP	254	GS	10/05/22	48	—
USD	253	CAD	328	JPM	10/07/22	16	—
USD	1,153	GBP	884	GS	10/07/22	166	—
USD	617	EUR	570	GS	10/13/22	59	—
USD	716	EUR	656	JPM	10/13/22	73	—
USD	128	EUR	125	JPM	10/25/22	6	—
USD	36	GBP	31	JPM	10/25/22	2	—
USD	10	EUR	10	JPM	10/26/22	—(1)	—
USD	50	JPY	6,626	JPM	10/26/22	4	—
USD	808	SEK	8,182	JPM	10/26/22	70	—
USD	360	EUR	350	GS	10/27/22	17	—
USD	451	EUR	438	JPM	10/27/22	21	—
USD	54	GBP	47	JPM	10/27/22	2	—
USD	344	AUD	503	GS	10/28/22	22	—
USD	169	CAD	224	JPM	10/28/22	7	—
USD	927	GBP	749	JPM	11/10/22	88	—
USD	96	AUD	136	GS	11/15/22	9	—
USD	286	EUR	283	JPM	11/22/22	7	—
USD	113	EUR	102	GS	11/23/22	13	—
USD	37	AUD	53	JPM	12/15/22	3	—
USD	95	EUR	92	GS	12/15/22	4	—
USD	169	GBP	144	JPM	12/23/22	7	—
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Forward foreign currency exchange contracts as of September 30, 2022 were as follows (continued):
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	96	EUR	93	JPM	03/15/23	$4	$—
Total						$648	$(38)

Footnote Legend:
(1)	Amount is less than $500.

Over-the-counter total return swaps outstanding as of September 30, 2022 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Aareal Bank AG	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	08/11/23	$21	$(—) (2)	$—	$(—) (2)
Aareal Bank AG	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	08/14/23	2	(—) (2)	—	(—) (2)
Aareal Bank AG	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	09/01/23	60	(—) (2)	—	(—) (2)
Aareal Bank AG	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	09/04/23	6	(—) (2)	—	(—) (2)
Atlantia S.P.A	Pay	3.680% (0.610% + OBFR)	1 Month	GS	05/19/23	494	(46)	—	(46)
Atlantia S.P.A	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	05/22/23	704	(75)	—	(75)
Autogrill SpA	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	09/04/23	21	(1)	—	(1)
Autogrill SpA	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	09/05/23	39	(3)	—	(3)
Autogrill SpA	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	09/08/23	27	(2)	—	(2)
Autogrill SpA	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	09/11/23	27	(2)	—	(2)
Autogrill SpA	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	08/21/23	11	(1)	—	(1)
Autogrill SpA	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	08/22/23	79	(5)	—	(5)
Autogrill SpA	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	08/28/23	25	(2)	—	(2)
Autogrill SpA	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	09/01/23	1	(—) (2)	—	(—) (2)
Brewin Dolphin Holdings plc	Pay	3.680% (0.610% + OBFR)	1 Month	GS	05/01/23	328	(46)	—	(46)
Bristol-Myers Squibb Co.(3)	Pay	3.070% (0.00% + OBFR)	1 Month	BAML	03/02/23	—(2)	6	6	—
Brookfield Property Preferred LP	Pay	3.820% (0.750% + OBFR)	1 Month	BAML	12/08/22	18	(4)	—	(4)
Cazoo Group Ltd.	Pay	3.820% (0.750% + OBFR)	1 Month	BAML	12/26/22	24	(23)	—	(23)
Cazoo Group Ltd.	Receive	(15.020)% ((18.000)% + SOFR )	1 Month	GS	12/26/22	61	(58)	—	(58)
Cazoo Group Ltd.	Pay	3.820% (0.750% + OBFR)	1 Month	BAML	10/23/23	2	(1)	—	(1)
Electricite De France S.A.	Pay	3.470% (0.400% + OBFR)	1 Month	BAML	08/21/23	278	(10)	—	(10)
Electricite De France S.A.	Pay	3.470% (0.400% + OBFR)	1 Month	BAML	08/22/23	160	(5)	—	(5)
Electricite De France S.A.	Pay	3.770% (0.700% + OBFR)	1 Month	GS	08/21/23	351	(12)	—	(12)
Emis Group plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	09/18/23	11	(1)	—	(1)
Emis Group plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	10/02/23	7	(—) (2)	—	(—) (2)
Emis Group plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	10/05/23	103	(4)	—	(4)
Emis Group plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	09/19/23	32	(2)	—	(2)
Emis Group plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	09/22/23	4	(—) (2)	—	(—) (2)
Emis Group plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	09/25/23	6	(—) (2)	—	(—) (2)
Emis Group plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	09/26/23	1	(—) (2)	—	(—) (2)
Euromoney Institutional Investor plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	10/02/23	54	(3)	—	(3)
Euronav N.V.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	10/09/23	59	(8)	—	(8)
Homeserve plc	Pay	3.670% (0.60% + OBFR)	1 Month	BAML	06/26/23	129	(13)	—	(13)
Homeserve plc	Pay	3.670% (0.60% + OBFR)	1 Month	BAML	07/20/23	49	(4)	—	(4)
Homeserve plc	Pay	3.670% (0.60% + OBFR)	1 Month	BAML	07/24/23	82	(7)	—	(7)
Homeserve plc	Pay	3.670% (0.60% + OBFR)	1 Month	BAML	07/28/23	—(2)	(—) (2)	—	(—) (2)
Homeserve plc	Pay	3.670% (0.60% + OBFR)	1 Month	BAML	06/27/23	32	(3)	—	(3)
Homeserve plc	Pay	3.670% (0.60% + OBFR)	1 Month	BAML	07/10/23	53	(5)	—	(5)
Homeserve plc	Pay	3.670% (0.60% + OBFR)	1 Month	BAML	07/14/23	54	(4)	—	(4)
Homeserve plc	Pay	3.670% (0.60% + OBFR)	1 Month	BAML	07/21/23	81	(6)	—	(6)
Homeserve plc	Pay	3.670% (0.60% + OBFR)	1 Month	BAML	07/27/23	129	(9)	—	(9)
Homeserve plc	Pay	3.670% (0.60% + OBFR)	1 Month	BAML	07/31/23	206	(15)	—	(15)
Homeserve plc	Pay	3.670% (0.60% + OBFR)	1 Month	BAML	08/07/23	—(2)	(—) (2)	—	(—) (2)
Homeserve plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	07/10/23	43	(5)	—	(5)
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of September 30, 2022 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Homeserve plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	07/14/23	$16	$(1)	$—	$(1)
Homeserve plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	07/17/23	25	(2)	—	(2)
Intertrust N.V.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	02/27/23	49	(6)	—	(6)
Intertrust N.V.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	04/07/23	38	(4)	—	(4)
Intertrust N.V.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	04/10/23	133	(11)	—	(11)
Intertrust N.V.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	03/28/23	14	(1)	—	(1)
Intertrust N.V.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	04/03/23	24	(3)	—	(3)
Intertrust N.V.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	04/04/23	44	(5)	—	(5)
Link Administration Holdings Ltd.	Pay	3.590% (0.610% + SOFR)	1 Month	GS	02/24/23	315	(149)	—	(149)
Ramsay Health Care Ltd.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	07/10/23	41	(14)	—	(14)
Shell Midstream Partners LP	Pay	3.80% (0.730% + OBFR)	3 Month	JPM	10/19/23	55	(—) (2)	—	(—) (2)
Shell Midstream Partners LP	Pay	3.80% (0.730% + OBFR)	3 Month	JPM	10/20/23	29	(—) (2)	—	(—) (2)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	07/10/23	83	(4)	—	(4)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	06/27/23	22	(1)	—	(1)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	07/03/23	54	(3)	—	(3)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	06/19/23	162	(4)	—	(4)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	07/20/23	108	(—) (2)	—	(—) (2)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	07/24/23	55	(—) (2)	—	(—) (2)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	07/27/23	56	(—) (2)	—	(—) (2)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	07/31/23	46	(1)	—	(1)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	08/18/23	23	(—) (2)	—	(—) (2)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	08/21/23	15	(—) (2)	—	(—) (2)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	06/20/23	107	(2)	—	(2)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	06/26/23	51	(1)	—	(1)
Tassal Group Ltd.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	09/19/23	36	(3)	—	(3)
Telecom Italia S.P.A	Pay	3.590% (0.610% + OBFR)	1 Month	GS	02/13/23	26	(17)	—	(17)
Telecom Italia S.P.A	Pay	3.590% (0.610% + SOFR )	1 Month	GS	02/13/23	27	(14)	—	(14)
Toshiba Corp.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	07/31/23	53	(9)	—	(9)
Uniper S.E.	Pay	3.590% (0.610% + SOFR)	1 Month	GS	12/12/22	10	(9)	—	(9)
Willis Towers Watson plc	Pay	3.590% (0.610% + SOFR )	1 Month	GS	10/27/22	175	(23)	—	(23)
							(666)	6	(672)
Short Total Return Swap Contracts
Broadcom, Inc.	Receive	2.670% (-0.40% + OBFR)	1 Month	BAML	10/12/23	(556)	74	74	—
Dufry AG	Receive	2.570% ((0.500)% + OBFR)	3 Month	JPM	09/11/23	(13)	3	3	—
Rentokil Initial plc	Receive	2.720% ((0.350)% + OBFR)	1 Month	GS	07/20/23	(333)	62	62	—
							139	139	—
Total							$(527)	$145	$(672)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	Amount is less than $500.
(3)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$3,899	$—	$3,899	$—
Leveraged Loans	192	—	60	132
Convertible Bonds and Notes	643	—	643	—
Equity Securities:
Common Stocks	22,084	20,953	1,131	—
Escrow Notes	1,191	—	1,189	2
Special Purpose Acquisition Companies	14,115	14,115	—	—
Warrants	26	19	—	7(1)
Preferred Stock	44	44	—	—
Rights	9	—	—	9(1)
Private Investments in Public Equity	1	1	—	—
Money Market Mutual Funds	10,070	10,070	—	—
Securities Lending Collateral	74	74	—	—
Other Financial Instruments:*
Purchased Options	112	112	—	—
Forward Foreign Currency Exchange Contracts	648	—	648	—
Over-the-Counter Total Return Swaps	145	—	139	6
Total Investments, Before Securities Sold Short and Written Options	53,253	45,388	7,709	156
Liabilities:
Securities Sold Short:
Common Stocks	(477)	(477)	—	—
Other Financial Instruments:*
Written Options	(82)	(53)	(29)(1)	—
Forward Foreign Currency Exchange Contracts	(38)	—	(38)	—
Over-the-Counter Total Return Swaps	(672)	—	(672)	—
Total Liabilities	(1,269)	(530)	(739)	—
Total Investments, Net of Securities Sold Short and Written Options	$51,984	$44,858	$6,970	$156

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Series with an end of period value of $16 were transferred from Level 3 to Level 1 due to an increase in trading activities at period end.
Some of the Series’ investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Special Purpose Acquisition	Contingent Value Rights	Leveraged Loans	Private Investments in Public Equity	Escrow Notes	Warrants	Right	Swaps
Investments in Securities
Balance as of December 31, 2021:	$ 331	$ —(a)	$ 1	$ 261	$ 48	$ —(a)	$ 7(b)	$ 8(b)	$ 6
Accrued discount/(premium)	1	—	—	1	—	—	—	—	—
Net realized gain (loss)	—(a)	—	—	—(a)	—	—	—	—	—
Change in unrealized appreciation (depreciation)(c)	(26)	—(a)	(1)	4	(32)	2	—	1	—(a)
Sales(d)	(134)	—	—(a)	(134)	—	—	—	—	—
Transfers from Level 3(e)	(16)	—	—	—	(16)	—	—	—	—
Balance as of September 30, 2022	$ 156	$ —	$ —	$ 132	$ —	$ 2	$ 7(b)	$ 9(b)	$ 6
(a) Amount is less than $500.
(b) Includes internally fair valued securities currently priced at zero ($0).
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
(c) The net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022, was $(26).
(d) Includes paydowns on securities.
(e) Transfers into and/or from represent the ending value as of September 30, 2022, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

THE MERGER FUND® VL
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The  Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.